Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Profit before income taxes	R$ 5,113,751		R$ 2,652,625	[1]	R$ 6,250,876
Adjustments for:
Depreciation and amortization	3,364,943		3,014,480		2,504,384
Interest in earnings of associates	(350,399)		(418,897)	[1]	(130,225)
Interest in earnings of joint ventures	(1,695,945)		92,179	[1]	(4,590,631)
Loss (gain) on disposed assets	17,016		13,035		(7,295)
Share-based payment	207,713		99,088		53,131
Change in fair value of investment properties	(2,259,924)		(1,311,691)		(17,116)
Legal proceedings provision	204,158		370,764		263,945
Interest, derivatives, monetary and foreign exchange, net	9,379,506		6,521,930		2,911,179
Bargain purchase gain (loss)			(99,341)		(416,268)
Sectorial financial assets and liabilities, net	(110,125)		339,854		246,100
(Gain) loss on energy derivative transactions			(248,123)		58,701
Provisions for employee benefits	419,241		380,967		358,053
Allowance for expected credit losses	74,706		28,463		(2,813)
Tax credit recovery	(33,384)		(110,541)		(648,315)
Results from the sale of investments			(988,077)
Deferred income	(597,998)		(5,366)
Revenue from finance investment	(1,284,647)		(32,493)
Other	278,427		381,572		(23,731)
Cash flows from operating activities before changes in working capital	12,727,039		10,680,428		6,809,975
Variation in:
Trade receivable	573,737		(6,327)		(404,016)
Inventories	(83,166)		(423,430)		(245,174)
Other taxes, net	454,941		553,584		155,712
Income tax	(1,272,145)		(1,090,684)		(950,401)
Related parties, net	(188,798)		(139,621)		(111,149)
Trade payables	(252,810)		510,616		591,975
Employee benefits	(356,210)		(249,244)		(150,087)
Provision for legal proceedings	(461,574)		(328,394)		(131,260)
Financial instruments derivatives	2,894		(65,939)
Other financial liabilities	(566,058)		110,659		50,856
Judicial deposits	(22,862)		(2,670)		(58,608)
Deferred income			592,601
Post-employment benefits	(34,235)		(90,411)		(34,004)
Purchase of tax credits					(208,118)
Concessions payable					(168,510)
Other assets and liabilities, net	(244,309)		(78,936)
Changes in working capital	(2,450,595)		(708,196)		(1,662,784)
Net cash generated from operating activities	10,276,444		9,972,232	[2]	5,147,191
Cash flows from investing activities
Capital contribution to associates	(47,300)		(86,205)		(417,216)
Acquisition of subsidiary, net of acquired cash	(702,577)		(5,288,696)		(592,733)
Purchase of marketable securities	(507,976)		(13,911,737)		(514,459)
Restricted cash	(60,498)		(58,179)		26,313
Dividends received from associates	254,905		278,127		16,426
Dividends received from joint venture	906,534		1,174,771		819,729
Dividends received from finance investment	1,305,410
Acquisition of instruments designated at fair value	(7,485)		(190,990)		(14,168)
Capital reduction in subsidiaries	99,040
Acquisition of property, plant and equipment, intangible and contract assets	(6,267,962)		(4,531,374)		(4,774,839)
Proceeds from the sale of investments	645,772		1,969,789
Net cash from sale of discontinued operations	62,700		44,969	[2]
Receipt of derivative financial instruments, except debt	168,308		146,979		197,679
Payment of derivative financial instruments, except debt	(156,600)		(283,337)		(227,012)
Cash received on the sale of property, plant and equipment and intangible assets	4,637		9,319		3,090
Other					1,025
Net cash used in investing activities	(4,303,092)		(20,726,564)	[2]	(5,476,165)
Cash flows from financing activities
Proceeds from loans, borrowings and debentures	12,785,628		23,886,960		12,548,547
Principal repayment of loans, borrowings and debentures	(8,054,763)		(15,278,378)		(9,925,067)
Payment of interest on loans, borrowings and debentures	(3,552,292)		(3,441,978)		(2,321,868)
Payment of derivative financial instruments	(2,851,267)		(2,079,805)		(647,168)
Proceeds from derivative financial instruments	1,193,534		291,619		4,325,918
Costs of banking operations with derivatives	(586,855)
Principal repayment of leases	(490,012)		(400,248)		(461,040)
Payment of interest on leases	(236,948)		(211,611)		(165,301)
Transaction costs related to loans and borrowings			(94,196)
Proceeds from capital contributions by non-controlling shareholders	(24,281)		8,126,823		2,252,306
Transaction costs related to capital contributions by non-controlling shareholders			(19,217)
Payments to redeem entity’s shares and acquisition of treasury shares	(103,283)		(84,591)		(26,101)
Proceeds from the sale of treasury shares			2,370		69,155
Acquisition of non-controlling shareholders’ shares			(487,721)		(698,147)
Dividends paid	(2,582,447)		(1,908,171)		(2,558,886)
Payment of share-based compensation	(13,597)		(15,597)		(45,024)
Other					1,397
Net cash generated from financing activities	(4,516,583)		8,286,259	[2]	2,348,721
Increase (decrease) in cash and cash equivalents	1,456,769		(2,468,073)	[2]	2,019,747
Cash and cash equivalents at the beginning of the year	13,301,716	[2]	16,174,130	[2]	13,642,918
Effect of the foreign exchange rate changes	(100,004)		(404,341)	[2]	511,465
Cash and cash equivalents at the end of the year	14,658,481		13,301,716	[2]	16,174,130	[2]
Additional information
Income taxes paid	R$ 361,726		R$ 318,845		R$ 462,120

[1]	Amounts after the reclassification of the discontinued operation.
[2]	Amounts after the reclassification of the discontinued operation.